Loans and Borrowings - Debt Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233	$ 418,057	$ 59,250
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233	$ 418,057